PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	2022	2023
	US$’000	US$’000
Investment property	442	442
Computer software	168	225
Renovation	87	87
Office equipment	15	15
Furniture and fittings	34	34
Motor vehicle	–	239
Subtotal	746	1,042
Accumulated depreciation	(347)	(409)
Property, plant and equipment, net	399	633

Depreciation expense was approximately US$20,000 and US$62,000 for the years ended December 31, 2022 and 2023, respectively.